Description of Business and Nature of Operations - Additional Information (Detail)	6 Months Ended
Jun. 30, 2026 Agreement Asset
Description Of Business And Nature Of Operations [Line Items]
Number of long-term purchase agreements	45
Number of precious metal purchase agreements	35
Number of early deposit long-term purchase agreements	3
Number of royalty long-term precious metal purchase agreements	7
Number of mining companies engaged in precious metal purchase agreements	38
Number of currently operating mining assets | Asset	22
Number of mining assets under various stages of development | Asset	20
Number of countries operating mining assets | Asset	19
Number of mining assets placed in exploration stage projects | Asset	15
Number of mining companies in precious metal and cobalt	57